November 14, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

         Re:  MuniYield Fund, Inc.
         Pre-Effective Amendment No. 1 to the
         Registration Statement on Form N-14
         (Securities Act File No. 333-65242 and
         Investment Company Act File No. 811-06435)
         ------------------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniYield Fund, Inc. (the "Fund") hereby certifies that:

(1) the form of prospectus that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14; and

(2) the text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on September 14, 2001.


                                            Very truly yours,

                                            MuniYield Fund, Inc.

                                            By: /s/ Alice A. Pellegrino
                                                ------------------------
                                                 Alice A. Pellegrino
                                                 Secretary